Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jan. 29, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	UNITED BANCSHARES INC/OH
Document Type	10-K
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		3,445,993
Entity Public Float			$ 29,952,525
Amendment Flag	false
Entity Central Index Key	0001087456
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY